Summary of Significant Accounting Policies: Segment Reporting (Policies)	12 Months Ended
Dec. 31, 2013
Policies
Segment Reporting

Segment Reporting

The Company is currently managed as two reportable business segments, (1) life and health and (2) annuities. Prior to 2013, the Company was managed as one reportable business segment, life and health.